THE ADVISORS’ INNER CIRCLE FUND III

PineBridge Dynamic Asset Allocation Fund (the “Fund”)

Supplement dated July 31, 2018

to the Fund’s Summary Prospectus and Prospectus, each dated March 1, 2018

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

On August 1, 2018 (the “Effective Date”), the Fund’s blended benchmark will change as follows:

Current Benchmark	New Benchmark
Blended 60/40 MSCI ACWI/FTSE World Government Bond Index	Blended 60/40 MSCI ACWI/ Bloomberg Barclays Global Treasury Total Return Index

Accordingly, as of the Effective Date, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1.       The table in the Fund’s performance section is hereby deleted and replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2017

PineBridge Dynamic Asset Allocation Fund	1 Year	Since Inception (03/2/16)
Fund Returns Before Taxes
Institutional Shares	16.12%	11.42%
Investor Servicing Shares	16.06%	11.45%
Fund Returns After Taxes on Distributions
Institutional Shares	13.74%	9.63%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Shares	9.53%	8.09%
MSCI ACWI (reflects no deduction for fees, expenses or taxes)	23.97%	19.88%
Bloomberg Barclays Global Treasury Total Return Index (“Barclays Index”) (reflects no deduction for fees, expenses or taxes)	7.29%	2.69%
FTSE World Government Bond Index (“WGBI”) (reflects no deduction for fees, expenses or taxes)	7.49%	2.87%
Blended 60/40 MSCI ACWI/Barclays Index (reflects no deduction for fees, expenses or taxes)[1]	17.05%	12.78%
Blended 60/40 MSCI ACWI/WGBI (reflects no deduction for fees, expenses or taxes)[1]	17.14%	12.85%

1	On August 1, 2018, the Fund’s blended benchmark will change from the Blended 60/40 MSCI ACWI/WGBI to the Blended 60/40 MSCI ACWI/Barclays Index, because the Adviser believes that the Blended 60/40 MSCI ACWI/Barclays Index better reflects the investment strategies of the Fund.

Please retain this supplement for future reference.

PBI-SK-002-0100